Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 390,641	£ 371,973
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,045	98,766
Banking and Capital Markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69,574	52,172
Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,813	30,455
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,640	85,767
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,167	39,815
Healthcare
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,013	15,665
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,389	49,333
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	123,728	128,278
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	152,085	114,713
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	94,827	93,811
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 20,001	£ 35,171